Loans and other financial assets at amortized cost - Details of loans (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans other than banks [Line Items]
Assets that entity continues to recognise	₩ 414,069	₩ 639,721
Loans in foreign currencies | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Assets that entity continues to recognise		₩ 50,088